Credit from Banks and Others (Maturity periods) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	$ 2,181	$ 1,815
Second year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	368	17
Third year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	161	273
Fourth year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	142	113
Fifth year [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	799	308
Sixth year and thereafter [Member]
Disclosure of material loans and debentures [Line Items]
Credit and loans from banks and others, including debentures (net of current maturities)	$ 711	$ 1,104